Administrative, operative, and project expenses	12 Months Ended
Dec. 31, 2025
Administrative, operative, and project expenses
Administrative, operative, and project expenses

27.Administrative, operative, and project expenses

	Year ended December 31
	2025	2024	2023
Administrative expenses
Labor expenses	2,248	2,194	2,029
General expenses	2,097	2,403	2,379
Depreciation and amortization	500	426	535
Taxes other than taxes on income	179	80	83
	5,024	5,103	5,026
Operations and project expenses
Commissions fees freights and services	1,433	1,685	1,683
Taxes other than taxes on income	1,320	819	839
Exploration costs (1)	952	1,770	2,089
Labor expenses	414	441	393
Fee for regulatory entities	228	219	288
Maintenance	171	173	108
Depreciation and amortization	82	125	72
Others	721	416	230
	5,321	5,648	5,702
(1)	As of December 31, 2024, exploration expenses mainly include: i) the disposals of the Papayuela y Buena Suerte wells and seismic work and studies at Ecopetrol S.A., ii) at Hocol S.A. exploration and seismic expenses mainly at Llano 100, SN-18, VIM8 y Upar and iii) the Pau Brasil well and exploration and seismic expenses at Ecopetrol Brasil.